UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/10

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	224 Ponte Vedra Park Drive
		Suite 200
		Ponte Vedra Beach, FL  32082
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Ponte Vedra Beach, FL    08 November 2010
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		133

Form 13F Information Table Value Total:	              $276,318   (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105      442 38929.000SH       Sole                38929.000
AT&T Corp.                     COM              001957109     1803 63057.000SH       Sole                63057.000
Abbott Laboratories            COM              002824100      626 11985.000SH       Sole                11985.000
Access Plans Inc.              COM              00434j104       18 21000.000SH       Sole                21000.000
Allstate Corp.                 COM              020002101      327 10362.000SH       Sole                10362.000
Altria Group, Inc.             COM              718154107      532 22160.000SH       Sole                22160.000
AmeriGas Partners LP           COM              030975106     1154 25750.000SH       Sole                25750.000
American Electric Power        COM              025537101      398 10974.000SH       Sole                10974.000
American Express               COM              025816109      625 14875.214SH       Sole                14875.214
American Natl Ins Co.          COM              028591105     5286 69580.000SH       Sole                69580.000
Anadarko Petroleum Corp.       COM              032511107      213 3742.000 SH       Sole                 3742.000
Apache Corp                    COM                             409 4184.000 SH       Sole                 4184.000
Apollo Investment Corp         COM              03761U106      172 16800.000SH       Sole                16800.000
Apple Computer                 COM              037833100      984 3469.000 SH       Sole                 3469.000
Ares Capital Corporation       COM              04010L103      238 15226.000SH       Sole                15226.000
BB&T Corporation               COM              054937107     2347 97475.520SH       Sole                97475.520
Bank of America                COM              060505104     1271 97023.853SH       Sole                97023.853
Barrick Gold Corp              COM              067901108    10771 232675.000SH      Sole               232675.000
Baxter Intl. Inc.              COM              071813109      294 6170.000 SH       Sole                 6170.000
Becton Dickinson & Company     COM              075887109      401 5410.000 SH       Sole                 5410.000
Berkshire Hathaway Class B     COM              084670702    13360 161585.000SH      Sole               161585.000
Berkshire Hathaway Inc 1/100   COM                             622  500.000 SH       Sole                  500.000
Blue Gem Enterprise            COM              09548T106       16 243851.000SH      Sole               243851.000
Boeing                         COM              097023105      710 10675.000SH       Sole                10675.000
Bristol Myers Squibb           COM              110122108     4987 183938.000SH      Sole               183938.000
Canadian National Railway Co   COM              136375102      327 5100.000 SH       Sole                 5100.000
Cardero Resource Corp          COM              14140U105      273 237100.000SH      Sole               237100.000
Caterpillar Inc Del Com        COM              149123101     8494 107955.000SH      Sole               107955.000
Chevron Texaco                 COM              166764100     1254 15466.000SH       Sole                15466.000
Cisco Sys Inc.                 COM              17275R102      483 22059.000SH       Sole                22059.000
Coca Cola                      COM              191216100     2492 42583.000SH       Sole                42583.000
Colgate Palmolive              COM              194162103      729 9485.000 SH       Sole                 9485.000
Colonial Bancgroup  Inc.       COM              195493309        0 31173.000SH       Sole                31173.000
Commercial Net Realty          COM              202218103      275 10950.000SH       Sole                10950.000
ConocoPhillips                 COM              20825C104     8606 149844.000SH      Sole               149844.000
Constellation Brands           COM              21036P108      460 26000.000SH       Sole                26000.000
Csx Corporation                COM              126408103      352 6368.000 SH       Sole                 6368.000
Deere & Company                COM              244199105      413 5916.000 SH       Sole                 5916.000
Diageo PLC New ADR             COM              25243Q205      703 10188.000SH       Sole                10188.000
Duke Energy Corp.              COM              264399106     5986 338010.000SH      Sole               338010.000
E I Dupont De Nemour           COM              263534109     1154 25868.119SH       Sole                25868.119
E O G Resources Inc.           COM              26875P101      205 2200.000 SH       Sole                 2200.000
EMC Corporation                COM              268648102     1672 82334.000SH       Sole                82334.000
Emerson Electric               COM              291011104    11758 223278.431SH      Sole               223278.431
Express Scripts, Inc           COM              302182100     6574 135000.000SH      Sole               135000.000
Exxon Mobil Corp               COM              302290101     6035 97669.244SH       Sole                97669.244
Flowers Foods, Inc.            COM              343496105      590 23748.000SH       Sole                23748.000
Freeport-McMoRan Copper & Gold COM              35671D857     3376 39532.000SH       Sole                39532.000
Genco Shipping                 COM              Y2685T107     1012 63505.000SH       Sole                63505.000
General Dynamics               COM              369550108     5262 83780.000SH       Sole                83780.000
General Electric               COM              369604103     6656 409626.329SH      Sole               409626.329
General Mills                  COM              370334104      605 16562.384SH       Sole                16562.384
General Signal Corp.           COM              367220100        3 10000.000SH       Sole                10000.000
Goldman Sachs Group Inc        COM              38141G104     2230 15423.000SH       Sole                15423.000
Google Inc Cl A                COM              38259P508      220  418.000 SH       Sole                  418.000
H J Heinz                      COM              423074103     4913 103718.550SH      Sole               103718.550
HEICO Corp.                    COM              422806109     1388 30410.000SH       Sole                30410.000
Hawaiian Electric Ind.         COM              419870100     2132 94574.000SH       Sole                94574.000
Hewlett Packard                COM              428236103     1089 25884.123SH       Sole                25884.123
Home Depot                     COM              437076102     1008 31820.000SH       Sole                31820.000
Honeywell Inc.                 COM              438506107      991 22545.000SH       Sole                22545.000
Illinois Tool Works, Inc.      COM              452308109      233 4950.000 SH       Sole                 4950.000
Intel Corporation              COM              458140100     2186 113838.006SH      Sole               113838.006
International Business Machine COM              459200101     4353 32449.282SH       Sole                32449.282
Ireland, Inc.                  COM              46267t206       14 25500.000SH       Sole                25500.000
J.P Morgan Chase & Co.         COM              46625H100      574 15093.000SH       Sole                15093.000
Johnson & Johnson              COM              478160104    13585 219255.000SH      Sole               219255.000
Johnson Controls               COM              478366107     4187 137280.000SH      Sole               137280.000
Kinder Morgan Energy Partners  COM              494550106     2077 30325.000SH       Sole                30325.000
Lowe's Companies, Inc.         COM              548661107      297 13332.000SH       Sole                13332.000
McDonald's Corp.               COM              580135101     8050 108045.772SH      Sole               108045.772
Merck & Co. Inc.               COM              589331107      955 25952.000SH       Sole                25952.000
Microsoft Corporation          COM              594918104     3296 134593.752SH      Sole               134593.752
Minnesota Mining Mfg           COM              604059105     5646 65113.000SH       Sole                65113.000
Monsanto Company               COM              61166W101     1114 23232.912SH       Sole                23232.912
Motorola, Inc.                 COM              620076109       89 10489.816SH       Sole                10489.816
NextEra Energy, Inc.           COM              65339F101      232 4270.000 SH       Sole                 4270.000
Nike Inc Cl B                  COM              654106103      740 9233.000 SH       Sole                 9233.000
Nordstrom, Inc.                COM              655664100     1224 32900.000SH       Sole                32900.000
Nucor Corp Com                 COM              670346105      265 6950.000 SH       Sole                 6950.000
Occidental Petroleum           COM              674599105      547 6986.000 SH       Sole                 6986.000
Oracle Corporation             COM              68389X105     1121 41732.000SH       Sole                41732.000
Patriot Transportation Holding COM              70337B102     4598 65560.000SH       Sole                65560.000
Penn West Energy Trust         COM              707885109      347 17290.000SH       Sole                17290.000
Pepco Holdings Inc.            COM              737679100      204 10980.000SH       Sole                10980.000
Pepsico Inc.                   COM              713448108     9254 139279.784SH      Sole               139279.784
Pfizer                         COM              717081103     1994 116159.405SH      Sole               116159.405
Philip Morris International    COM              718172109     1190 21245.000SH       Sole                21245.000
Piedmont Natural Gas Co.       COM              720186105     1613 55620.000SH       Sole                55620.000
Plum Creek Timber Co. Inc      COM                             202 5732.000 SH       Sole                 5732.000
Potash Corp. of Saskatchewan,  COM              73755L107      714 4958.000 SH       Sole                 4958.000
Procter & Gamble               COM              742718109     9859 164401.000SH      Sole               164401.000
Raytheon Company               COM              755111507      561 12270.000SH       Sole                12270.000
Regency Centers Corporation    COM              758939102      318 8050.000 SH       Sole                 8050.000
Regions Financial Corp.        COM              7591ep100      176 24182.000SH       Sole                24182.000
Royal Dutch Petroleum          COM              780257804     1383 22928.000SH       Sole                22928.000
S&P 400 MidCap SPDRs           COM              595635103     3083 21174.000SH       Sole                21174.000
Schlumberger Limited           COM              806857108     1253 20335.000SH       Sole                20335.000
Sony Corporation               COM              835699307      320 10350.000SH       Sole                10350.000
Southern Company               COM              842587107     9043 242820.000SH      Sole               242820.000
Spectra Energy Corp.           COM              847560109     3193 141579.000SH      Sole               141579.000
St Jude Medical Inc            COM                             234 5940.000 SH       Sole                 5940.000
Stryker Corp Com               COM              863667101      525 10480.000SH       Sole                10480.000
Sysco Corporation              COM              871829107      474 16605.000SH       Sole                16605.000
Target Inc.                    COM              87612E106      787 14721.000SH       Sole                14721.000
Teva Pharmaceutical Industries COM              881624209      399 7562.000 SH       Sole                 7562.000
Thermoenergy Corp.             COM              883906406       15 50000.000SH       Sole                50000.000
Tidewater Inc.                 COM                             233 5200.000 SH       Sole                 5200.000
Total Fina SA ADR              COM                             206 4000.000 SH       Sole                 4000.000
United Technologies Corp.      COM              913017109     1358 19072.000SH       Sole                19072.000
Vanguard Index Small-Cap Growt COM              922908595      361 5400.000 SH       Sole                 5400.000
Vanguard Index Small-Cap Value COM              922908611      501 8400.000 SH       Sole                 8400.000
Vanguard Mid-Cap VIPERs        COM              922908629      666 10050.000SH       Sole                10050.000
Verizon Communications         COM              92343V104     1199 36798.000SH       Sole                36798.000
Vodafone Corp.                 COM              92857T107     1000 40312.000SH       Sole                40312.000
Vulcan Materials Company       COM              929160109     4826 130726.110SH      Sole               130726.110
Wal-Mart Stores                COM              931142103      786 14695.000SH       Sole                14695.000
Walgreen Co                    COM              931422109      316 9435.000 SH       Sole                 9435.000
Walt Disney                    COM              254687106      831 25101.000SH       Sole                25101.000
Wealth Minerals LTD F          COM              946885100       43 102000.000SH      Sole               102000.000
WellPoint Inc.                 COM                             421 7425.000 SH       Sole                 7425.000
Wells Fargo & Co.              COM              949746101     5766 229566.280SH      Sole               229566.280
Weyerhaeuser Co.               COM              962166104     3391 215182.324SH      Sole               215182.324
Yum! Brands, Inc.              COM              895953107      225 4889.595 SH       Sole                 4889.595
Alabama Power 5.20% Div Qualif PFD              010392595      725    28825 SH       Sole                    28825
Goldman Sachs Group 6.20% Div. PFD              38144x500     1902    75700 SH       Sole                    75700
Goldman Sachs Group Floating R PFD              38143Y665     3292   154900 SH       Sole                   154900
JP Morgan Pfd. 7.00%  2/15/32  PFD              46623d200      355    14000 SH       Sole                    14000
JPM Chase Capital XXVI  8.00%  PFD              48124g104      264     9750 SH       Sole                     9750
JPM Chase Series S 6.625%      PFD              48123a207      959    37400 SH       Sole                    37400
Metlife Inc. Floating Rate     PFD              59156R504     4887   209575 SH       Sole                   209575
Wells Fargo Cap XII  7.875%    PFD              94985V202     1262    46650 SH       Sole                    46650
AGIC Convertible & Income Fund                  65370F101      294    29723 SH       Sole                    29723
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